LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.77%
INVESTMENT COMPANY–47.77%
International Equity Fund–47.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	22,855,395	$257,191,762
Total Affiliated Investment (Cost $212,680,015)		257,191,762

UNAFFILIATED INVESTMENTS–51.98%
INVESTMENT COMPANIES–51.98%
International Equity Fund–48.90%
*Dimensional Investment Group– DFA International Value Portfolio	13,805,430	263,269,547
263,269,547
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	16,581,091	$16,581,091
		16,581,091
Total Unaffiliated Investments (Cost $206,168,367)		279,850,638

TOTAL INVESTMENTS–99.75% (Cost $418,848,382)	537,042,400
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,320,724
NET ASSETS APPLICABLE TO 55,793,605 SHARES OUTSTANDING–100.00%	$538,363,124

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
54	British Pound	$4,120,875	$4,218,174	12/18/23	$—	$(97,299)
51	Euro	6,765,469	6,885,135	12/18/23	—	(119,666)
58	Japanese Yen	4,913,688	4,993,172	12/18/23	—	(79,484)
					—	(296,449)
Equity Contracts:
5	E-mini MSCI Emerging Markets Index	238,875	241,658	12/15/23	—	(2,783)
2	E-mini Russell 2000 Index	179,860	189,555	12/15/23	—	(9,695)
2	E-mini S&P 500 Index	432,550	444,385	12/15/23	—	(11,835)
1	E-mini S&P MidCap 400 Index	252,040	263,010	12/15/23	—	(10,970)
153	Euro STOXX 50 Index	6,800,359	6,887,364	12/15/23	—	(87,005)
44	FTSE 100 Index	4,118,130	4,049,203	12/15/23	68,927	—
23	Nikkei 225 Index (OSE)	4,903,506	5,034,562	12/7/23	—	(131,056)
					68,927	(253,344)
Total Futures Contracts					$68,927	$(549,793)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$257,191,762	$—	$—	$257,191,762
Unaffiliated Investment Companies	279,850,638	—	—	279,850,638
Total Investments	$537,042,400	$—	$—	$537,042,400
Derivatives:
Assets:
Futures Contract	$68,927	$—	$—	$68,927
Liabilities:
Futures Contracts	$(549,793)	$—	$—	$(549,793)
There were no Level 3 investments at the beginning or end of the period.
LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.77%@
International Equity Fund-47.77%@
✧✧LVIP Dimensional International Core Equity Fund	$264,142,033	$8,631,162	$30,223,017	$2,136,509	$12,505,075	$257,191,762	22,855,395	$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
LVIP Dimensional International Equity Managed Volatility Fund–4